A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE	Phone: 206-219-3820
Renton, Washington 98058	Fax: 206-232-1196

On behalf of Tarsis Resources, Ltd., we hereby submit Tarsis' initial Form 20-F Registration Statement via EDGAR.

To respond to this filing, please contact me at the numbers listed above or Mark T. Brown, Chief Financial Officer, by phone at (604) 282-7999 or by E-mail at info@tarsis.ca.

Sincerely,

/s/  "Steve Taylor"

Steve Taylor

A.B. Korelin & Associates